OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES	12 Months Ended
Dec. 31, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES
NOTE 5:-	OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES
	December 31,
	2018	2017

Prepaid expenses	$32	$367
Income receivable	143	95
Others	145	44

	$320	$506